UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4103

Seligman High Income Fund Series
Seligman U. S. Government Securities Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: Date of fiscal year end: Date of reporting period:	(212) 850-1864 12/31 6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN U. S. GOVERNMENT SECURITIES SERIES
Mid-Year Report June 30, 2003

Seligman 139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year shareholder report for Seligman U.S. Government Securities Series follows this letter. This report contains performance information, as well as the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of 2.17% based on the net asset value of Class A shares. During the same time period, the Fund’s peers, as measured by the Lipper General US Government Bond Funds Average, returned 2.47%, and the Lehman Brothers Government Bond Index returned 3.63%.

We appreciate your continued support of Seligman U.S. Government Securities Series and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

August 8, 2003

1

Performance Overview (unaudited)

Growth of an Assumed $10,000 Investment

Class A Shares June 30, 1993 to June 30, 2003	Class D Shares September 21, 1993† to June 30, 2003

Class B Shares January 1, 1997† to June 30, 2003	Class R Shares April 30, 2003† to June 30, 2003

Class C Shares May 27, 1999† to June 30, 2003	These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A shares and since inception for Class B, Class C, Class D and Class R shares, assuming that all applicable initial sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

Since the measured periods vary, the charts are plotted using different scales and are not comparable. An investment in the Fund is subject to certain risks, including the possible loss of principal. The rates of return will vary and the principal value of an investment will fluctuate. Past performance is not indicative of future investment results. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
**	Excludes the effect of the 1% CDSC.
†	Inception date.

2

Performance Overview (unaudited)

Investment Results

Total Returns
For Periods Ended June 30, 2003

			Average Annual

	Class R Since Inception 4/30/03*	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 1/1/97	Class C Since Inception 5/27/99		Class D Since Inception 9/21/93

Class A**

With Sales Charge	n/a	(2.70)%	3.99%	5.21%	5.30%	n/a	n/a		n/a

Without Sales Charge	n/a	2.17	9.14	6.26	5.81	n/a	n/a		n/a

Class B**

With CDSC††	n/a	(3.22)	3.17	5.11	n/a	n/a	n/a		n/a

Without CDSC	n/a	1.78	8.17	5.44	n/a	5.85%	n/a		n/a

Class C**

With Sales Charge
and CDSC†††	n/a	(0.16)	6.27	n/a	n/a	n/a	6.13%		n/a

Without Sales Charge
and CDSC	n/a	1.78	8.32	n/a	n/a	n/a	6.40		n/a

Class D**

With 1% CDSC	n/a	0.78	7.32	n/a	n/a	n/a	n/a		n/a

Without CDSC	n/a	1.78	8.32	5.44	n/a	n/a	n/a		4.82%

Class R**

With 1% CDSC	0.58%	n/a	n/a	n/a	n/a	n/a	n/a		n/a

Without CDSC	1.58	n/a	n/a	n/a	n/a	n/a	n/a		n/a

Lehman Brothers
Government
Bond Index†	2.06	3.63	11.32	7.66	7.16	8.02	8.60	‡	7.00	‡‡‡

Lipper General US
Government Bond
Funds Average†	1.24	2.47	8.59	6.26	6.04	6.81	7.46		5.86	‡‡

Net Asset Value Per Share
	6/30/03	12/31/02	6/30/02

Class A	$7.44	$7.39	$7.06

Class B	7.45	7.40	7.08

Class C	7.45	7.40	7.07

Class D	7.45	7.40	7.07

Class R	7.44	n/a	n/a

Weighted Average Maturity 12.93 years

Dividend and Yield Information Per Share
For the Six Months Ended June 30, 2003

Dividends Paidø	Yieldsøø

$0.109	1.94%

0.081	1.27

0.081	1.29

0.081	1.27

0.036	1.84

(Continued on next page.)
3

Performance Overview (unaudited)

(Continued from page 3.)

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of dividend and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on certain redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase.
†	The Lehman Brothers Government Bond Index and the Lipper General US Government Bond Funds Average are unmanaged benchmarks that assume reinvestment of dividends and exclude the effect of taxes and sales charges. The Lehman Brothers Government Bond Index also excludes the effect of fees. Investors cannot invest directly in an average or an index.
††	The CDSC is 5% for periods of one year or less, and 2% for the five-year period.
†††	The CDSC is 1% for periods of 18 months or less.
‡	From May 31, 1999.
‡‡	From September 23, 1993.
‡‡‡	From September 30, 1993.
ø	Represents per share amount paid or declared for the six months ended June 30, 2003. In the case of Class R shares, for the period April 30, 2003 to June 30, 2003.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2003, has been computed in accordance with SEC regulations and will vary.
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

4

Portfolio of Investments (unaudited)
June 30, 2003

	Principal Amount	Value
US Full Faith and Credit Obligations 76.3%

US Treasury Bonds:

5.375%, due 2/15/2031	$22,555,000	$25,405,230

US Treasury Notes:

6.5%, due 5/15/2005	22,800,000	25,012,330

1.125%, due 6/30/2005	10,985,000	10,947,244

4.375%, due 5/15/2007	3,960,000	4,303,407

3%, due 11/15/2007	5,990,000	6,180,464

4.75%, due 11/15/2008	11,570,000	12,829,603

3.875%, due 2/15/2013	6,415,000	6,603,190

Government National Mortgage Association (“Ginnie Mae”)
Obligations, Mortgage Pass-through Certificates:*

4%, due 12/16/2025	20,000,000	20,024,396

6.25%, due 7/16/2026	150,775	151,831

5%, due 3/20/2027	2,664,605	2,701,412

5%, due 4/20/2029	2,084,215	2,112,186

6%, due 5/20/2029	940,347	953,822

5%, due 1/20/2030	2,190,490	2,225,027

6.69%, due 5/15/2034	2,241,384	2,531,917

6.85%, due 6/15/2034	1,882,487	2,144,135

Guaranteed Trade Trust
7.02%, due 9/1/2004*	400,000	415,778

Small Business Administration
5.199%, due 8/1/2012*	1,953,943	2,017,673

US Government Gtd. Title XI (American Heavy Lift)
7.18%, due 6/1/2017	4,500,000	4,863,438

US Government Gtd. Title XI (Bay Transportation)
7.3%, due 6/1/2021*	2,456,000	2,852,573

US Government Gtd. Title XI (Vessel Management)
6.75%, due 7/15/2025*	1,800,000	2,126,781

US Trade Funding
4.26%, due 11/15/2014	2,047,445	2,137,221

Veteran Affairs Vendee Mortgage Trust
7.5%, due 12/15/2006*	1,192,283	1,264,194

Total US Full Faith and Credit Obligations (Cost $136,867,623)		139,803,852

See footnotes on page 6.

5

Portfolio of Investments (unaudited)
June 30, 2003

	Principal Amount	Value
Agency Obligations 22.0%

FHLMC Gold 6%, due 11/1/2010*	$673,135	$707,424

Federal Home Loan Mortgage (“Freddie Mac”):

5.5%, due 7/15/2006	2,300,000	2,547,064

4.75%, due 10/11/2012	4,000,000	4,132,324

4%, due 6/12/2013	10,000,000	9,838,130

Federal National Mortgage Association (“Fannie Mae”):

1.75%, due 6/16/2006	5,540,000	5,524,793

3.5%, due 1/28/2008	10,000,000	10,295,940

5.5%, due 3/25/2032*	7,000,000	7,328,834

Total Agency Obligations (Cost $39,792,819)		40,374,509

Repurchase Agreement 2.3%

State Street Bank & Trust 0.93%, dated 6/30/2003 maturing
7/1/2003 in the amount of $4,300,111, collateralized by:
$ 3,900,000 US Treasury Bonds 10.375%, 11/15/2009, with a fair
market value of $4,431,375 (Cost $ 4,300,000)	4,300,000	4,300,000

Total Investments (Cost $180,960,442) 100.6%		184,478,361

Other Asset Less Liabilities (0.6)%		(1,178,954)

Net Assets 100.0%		$183,299,407

*	Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these securities.
See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)
June 30, 2003

Assets:

Investments, at value:

Long-term holdings (cost $176,660,442)	$180,178,361

Repurchase agreement (cost $4,300,000)	4,300,000	184,478,361

Cash		90,998

Receivable for shares of Beneficial Interest sold		2,764,046

Receivable for interest		1,502,925

Expenses prepaid to shareholder service agent		97,363

Other		72,074

Total Assets		189,005,767

Liabilities:

Payable for shares of Beneficial Interest repurchased		5,305,366

Dividends payable		167,506

Distribution and service fees payable		102,229

Management fee payable		77,703

Accrued expenses and other		53,556

Total Liabilities		5,706,360

Net Assets		$183,299,407

Composition of Net Assets:

Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized;
24,622,515 shares outstanding):

Class A		$10,428

Class B		7,857

Class C		3,446

Class D		2,891

Class R		—

Additional paid-in capital		182,777,879

Dividends in excess of net investment income		(671,547)

Accumulated net realized loss		(2,349,466)

Net unrealized appreciation of investments		3,517,919

Net Assets		$183,299,407

Net Asset Value Per Share:

Class A ($77,540,896 ÷ 10,428,037)		$7.44

Class B ($58,547,796 ÷ 7,856,940)		$7.45

Class C ($25,669,746 ÷ 3,445,899)		$7.45

Class D ($21,539,444 ÷ 2,891,434)		$7.45

Class R ($1,525 ÷ 205)		$7.44

See Notes to Financial Statements.

7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

Investment Income:

Interest	$3,560,212

Expenses:

Distribution and service fees	657,451

Management fees	478,299

Shareholder account services	363,693

Custody and related services	34,043

Shareholder reports and communications	23,160

Registration	15,100

Auditing and legal fees	13,237

Trustees’ fees and expenses	7,347

Miscellaneous	5,468

Total Expenses	1,597,798

Net Investment Income	1,962,414

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	1,948,562

Net change in unrealized appreciation of investments	(343,991)

Net Gain on Investments	1,604,571

Increase in Net Assets from Operations	$3,566,985

See Notes to Financial Statements.

8

Statements of Changes in Net Assets
(unaudited)
	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment income	$1,962,414	$5,520,591

Net realized gain on investments	1,948,562	6,984,052

Net change in unrealized appreciation of investments	(343,991)	3,489,315

Increase in Net Assets from Operations	3,566,985	15,993,958

Distributions to Shareholders:

Net investment income:

Class A	(949,065)	(2,735,675)

Class B	(578,599)	(1,578,693)

Class C	(230,694)	(610,497)

Class D	(204,051)	(595,726)

Class R	(5)	—

Dividends in excess of net investment income:

Class A	(267,604)	(302,254)

Class B	(163,145)	(174,424)

Class C	(65,048)	(67,451)

Class D	(57,535)	(65,819)

Class R	(1)	—

Decrease in Net Assets from Distributions	(2,515,747)	(6,130,539)

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	29,860,895	63,046,881

Investment of dividends	1,869,134	4,612,373

Exchanged from associated funds	59,412,477	194,237,591

Total	91,142,506	261,896,845

Cost of shares repurchased	(41,429,702)	(72,749,169)

Exchanged into associated funds	(63,839,179)	(164,983,418)

Total	(105,268,881)	(237,732,587)

Increase (Decrease) in Net Assets from Transactions in Shares of
Beneficial Interest	(14,126,375)	24,164,258

Increase (Decrease) in Net Assets	(13,075,137)	34,027,677

Net Assets:

Beginning of period	196,374,544	162,346,867

End of Period (net of dividends in excess of net investment income
of $671,547 and $1,315,746, respectively)	$183,299,407	$196,374,544

See Notes to Financial Statements.

9

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman U.S. Government Securities Series (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class R shares became effective on April 30, 2003, and had no transactions other than a sale of 204 shares to Seligman Advisors, Inc. (the “Distributor”) for $1,500. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Investments in US Government and Government agency securities are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is

10

Notes to Financial Statements (unaudited)

recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities for financial reporting purposes.

	d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees were the only class-specific expenses.

	f.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003, amounted to $172,129,836 and $169,889,555, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was $181,976,093. The tax basis cost was greater than the cost for financial reporting purposes due to tax deferral of losses on wash sales in the amount of $355,313 and the amortization of premium for financial reporting purposes of $660,338. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $3,853,707 and $1,351,439, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the Fund’s average daily net assets.

The Distributor, agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $11,056 from sales of Class A shares. Commissions of $82,560 and $47,045 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for

11

Notes to Financial Statements (unaudited)

providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2003, fees incurred under the Plan aggregated $96,607, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. For the six months ended June 30, 2003, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $320,582, $127,508, and $112,753, respectively. For the period April 30, 2003 to June 30, 2003, fees incurred in respect of Class R shares were $1, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D and Class R shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $33,964.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, amounted to $5,247.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2003, Seligman Services, Inc. received commissions of $640 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $8,503, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $363,693 for shareholder account services in accordance with a methodology approved by the Fund’s trustees. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Series’ potential obligation under the Guaranties is $837,200.

12

Notes to Financial Statements (unaudited)

As of June 30, 2003, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in trustees’ fees and expenses and the accumulated balance thereof at June 30, 2003, of $15,744 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility may be increased to a maximum of $535 million prior to Sep-tember 30, 2003 at the request of the participating funds to add additional banks to or increase the commitments of existing banks in the facility. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2003, the Fund did not borrow from the credit facility.

6.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2002, the Fund had a net capital loss carryforward for federal income tax purposes of $3,800,081, which is available for offset against future taxable net capital gains, with $390,431 expiring in 2003, $611,943 expiring in 2004, $1,359,544 expiring in 2005, and $1,438,163 expiring in 2006. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

7.	Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,944,955	$21,810,706	6,388,872	$45,495,003

Investment of dividends	124,439	919,299	330,711	2,356,375

Exchanged from associated funds	6,318,032	46,647,909	17,932,044	128,468,176

Total	9,387,426	69,377,914	24,651,627	176,319,554

Cost of shares repurchased	(3,182,173)	(23,479,754)	(6,253,887)	(44,318,016)

Exchanged into associated funds	(6,680,557)	(49,284,493)	(19,225,871)	(137,541,766)

Total	(9,862,730)	(72,764,247)	(25,479,758)	(181,859,782)

Decrease	(475,304)	$(3,386,333)	(828,131)	$(5,540,228)

13

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	172,452	$1,273,826	426,608	$3,051,588

Investment of dividends	70,430	521,234	171,637	1,229,086

Exchanged from associated funds	942,017	6,964,222	5,575,083	40,102,543

Total	1,184,899	8,759,282	6,173,328	44,383,217

Cost of shares repurchased	(1,201,899)	(8,912,705)	(1,911,741)	(13,717,348)

Exchanged into associated funds	(1,115,059)	(8,255,701)	(1,654,959)	(11,796,435)

Total	(2,316,958)	(17,168,406)	(3,566,700)	(25,513,783)

Increase (decrease)	(1,132,059)	$(8,409,124)	2,606,628	$18,869,434

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	795,204	$5,901,755	1,819,329	$13,048,109

Investment of dividends	29,611	219,213	67,075	480,871

Exchanged from associated funds	359,033	2,652,444	1,669,134	12,070,793

Total	1,183,848	8,773,412	3,555,538	25,599,773

Cost of shares repurchased	(711,257)	(5,271,032)	(999,302)	(7,199,641)

Exchanged into associated funds	(469,933)	(3,474,025)	(1,400,084)	(10,104,774)

Total	(1,181,190)	(8,745,057)	(2,399,386)	(17,304,415)

Increase	2,658	$28,355	1,156,152	$8,295,358

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	118,017	$873,108	202,892	$1,452,181

Investment of dividends	28,302	209,382	76,394	546,041

Exchanged from associated funds	425,286	3,147,902	1,884,015	13,596,079

Total	571,605	4,230,392	2,163,301	15,594,301

Cost of shares repurchased	(509,085)	(3,766,211)	(1,054,571)	(7,514,164)

Exchanged into associated funds	(381,906)	(2,824,960)	(778,402)	(5,540,443)

Total	(890,991)	(6,591,171)	(1,832,973)	(13,054,607)

Increase (decrease)	(319,386)	$(2,360,779)	330,328	$2,539,694

	April 30, 2003* to June 30, 2003

Class R	Shares	Amount

Net proceeds from sales of shares	204	$1,500

Investment of dividends	1	6

Increase	205	$1,506

* Commencement of offering of shares.

14

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended 6/30/03	Year Ended December 31,

		2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$7.39	$6.97	$6.91	$6.50	$7.09	$6.88

Income (Loss) from
Investment Operations:

Net investment income	0.09	0.26	0.32	0.36	0.34	0.36

Net realized and unrealized gain (loss)
on investments	0.07	0.45	0.08	0.41	(0.59)	0.21

Total from Investment Operations	0.16	0.71	0.40	0.77	(0.25)	0.57

Less Distributions:

Dividends from net investment income	(0.09)	(0.26)	(0.32)	(0.36)	(0.34)	(0.36)

Dividends in excess of net investment
income	(0.02)	(0.03)	(0.02)	—	—	—

Total Distributions	(0.11)	(0.29)	(0.34)	(0.36)	(0.34)	(0.36)

Net Asset Value, End of Period	$7.44	$7.39	$6.97	$6.91	$6.50	$7.09

Total Return:	2.17%	10.45%	5.95%	12.26%	(3.63)%	8.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$77,541	$80,556	$81,722	$62,982	$64,575	$55,503

Ratio of expenses to average net assets	1.23%†	1.24%	1.16%	1.21%	1.25%	1.05%

Ratio of net investment income to
average net assets	2.49%†	3.68%	4.59%	5.49%	4.99%	5.11%

Portfolio turnover rate	93.74%	184.24%	66.84%	37.42%	51.59%	99.43%

See footnotes on page 18.

15

Financial Highlights (unaudited)

Class B

	Six Months Ended 6/30/03	Year Ended December 31,

		2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$7.40	$6.98	$6.93	$6.51	$7.11	$6.89

Income (Loss) from
Investment Operations:

Net investment income	0.06	0.21	0.27	0.32	0.29	0.30

Net realized and unrealized gain (loss)
on investments	0.07	0.45	0.07	0.42	(0.60	0.22

Total from Investment Operations	0.13	0.66	0.34	0.74	(0.31	0.52

Less Distributions:

Dividends from net investment income	(0.06)	(0.21)	(0.27)	(0.32)	(0.29)	(0.30)

Dividends in excess of net investment
income	(0.02)	(0.03)	(0.02)	—	—	—

Total Distributions	(0.08)	(0.24)	(0.29)	(0.32)	(0.29)	(0.30)

Net Asset Value, End of Period	$7.45	$7.40	$6.98	$6.93	$6.51	$7.11

Total Return:	1.78%	9.63%	5.01%	11.59%	(4.47)%	7.78%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$58,548	$66,563	$44,557	$30,064	$25,611	$27,924

Ratio of expenses to average net assets	1.98%†	1.99%	1.91%	1.96%	2.00%	1.83%

Ratio of net investment income to
average net assets	1.74%†	2.93%	3.84%	4.74%	4.24%	4.33%

Portfolio turnover rate	93.74%	184.24%	66.84%	37.42%	51.59%	99.43%

See footnotes on page 18.

16

Financial Highlights (unaudited)

Class C

	Six Months Ended 6/30/03	Year Ended December 31,			5/27/99* to 12/31/99

		2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.40	$6.98	$6.92	$6.51	$6.78

Income (Loss) from Investment Operations:

Net investment income	0.06	0.21	0.27	0.32	0.17

Net realized and unrealized gain (loss)
on investments	0.07	0.45	0.08	0.41	(0.27)

Total from Investment Operations	0.13	0.66	0.35	0.73	(0.10)

Less Distributions:

Dividends from net investment income	(0.06)	(0.21)	(0.27)	(0.32)	(0.17)

Dividends in excess of net investment income	(0.02)	(0.03)	(0.02)	—	—

Total Distributions	(0.08)	(0.24)	(0.29)	(0.32)	(0.17)

Net Asset Value, End of Period	$7.45	$7.40	$6.98	$6.92	$6.51

Total Return:	1.78%	9.63%	5.16%	11.43%	(1.59)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$25,670	$25,488	$15,961	$4,714	$2,851

Ratio of expenses to average net assets	1.98%†	1.99%	1.91%	1.96%	2.03%†

Ratio of net investment income to average
net assets	1.74%†	2.93%	3.84%	4.74%	4.37%†

Portfolio turnover rate	93.74%	184.24%	66.84%	37.42%	51.59%††

See footnotes on page 18.

17

Financial Highlights (unaudited)

Class D							Class R

	Six Months Ended 6/30/03	Year Ended December 31,					4/30/03* to 6/30/03

		2002	2001ø	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$7.40	$6.98	$6.92	$6.51	$7.11	$6.89	$7.36

Income (Loss) from Investment
Operations:

Net investment income	0.06	0.21	0.27	0.32	0.29	0.30	0.03

Net realized and unrealized gain
(loss) on investments	0.07	0.45	0.08	0.41	(0.60)	0.22	0.09

Total from Investment
Operations	0.13	0.66	0.35	0.73	(0.31)	0.52	0.12

Less Distributions:

Dividends from net
investment income	(0.06)	(0.21)	(0.27)	(0.32)	(0.29)	(0.30)	(0.03)

Dividends in excess of net
investment income	(0.02)	(0.03)	(0.02)	—	—	—	(0.01)

Total Distributions	(0.08)	(0.24)	(0.29)	(0.32)	(0.29)	(0.30)	(0.04)

Net Asset Value, End of Period	$7.45	$7.40	$6.98	$6.92	$6.51	$7.11	$7.44

Total Return:	1.78%	9.63%	5.16%	11.43%	(4.47)%	7.78%	1.58%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$21,539	$23,768	$20,106	$15,138	$17,797	$26,614	$2

Ratio of expenses to average
net assets	1.98%†	1.99%	1.91%	1.96%	2.00%	1.83%	1.52	%†

Ratio of net investment income
to average net assets	1.74%†	2.93%	3.84%	4.74%	4.24%	4.33%	2.21	%†

Portfolio turnover rate	93.74%	184.24%	66.84%	37.42%	51.59%	99.43%	93.74	%†††

*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 1999.
†††	For the six months ended June 30, 2003.
ø	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) on investments by $0.02 for each class and decrease the ratios of net investment income to average net assets from 4.83% to 4.59% for Class A, and from 4.08% to 3.84% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001, have not been restated.
See Notes to Financial Statements.

18

Trustees

Robert B. Catell 3, 4
• Chairman and Chief Executive Officer,
   KeySpan Corporation

John R. Galvin 2, 4
• Dean Emeritus,
   Fletcher School of Law and Diplomacy at
   Tufts University

Paul C. Guidone 1
• Chief Investment Officer,
   J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4
• President Emerita, Sarah Lawrence College
• Trustee, Committee for Economic
   Development

Frank A. McPherson 3, 4
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 2, 4
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
   Sullivan & Cromwell LLP

Betsy S. Michel 2, 4
• Trustee, The Geraldine R. Dodge Foundation	William C. Morris 1
• Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4
• Chairman and CEO, Q Standards
   Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 3, 4
• Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
• Director, C-SPAN
• Director, CommScope, Inc.

Brian T. Zino 1
• President, J. & W. Seligman & Co.
   Incorporated
• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
   Investment Company Institute
Member: 1 Executive Committee
               2 Audit Committee
               3 Trustee Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris Chairman Brian T. Zino President and Chief Executive Officer Christopher J. Mahony Vice President	Thomas G. Rose Vice President Lawrence P. Vogel Vice President and Treasurer Frank J. Nasta Secretary

19

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

20

Glossary of Financial Terms

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s finan-cial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semi-annual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

21

  TXUSG3 6/03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN U. S. GOVERNMENT SECURITIES SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

SELIGMAN U. S. GOVERNMENT SECURITIES SERIES

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.